Derivative Financial Instruments - Disclosure of Changes in Foreign Exchange Contracts Outstanding (Details) - Foreign exchange contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Net asset (liability) – beginning of year	$ 4,702	$ (12,061)
Settlements	(32,843)	(1,158)
Change in fair value	46,213	17,921
Net asset – end of year	$ 18,072	$ 4,702